Fair value measurement of financial assets and liabilities - Summary of gains or losses on financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurement [Abstract]
Financial instruments mandatory measured at fair value through profit or loss	$ (127)	$ (152)
Financial assets measured at amortized cost	2,567	2,091
Financial liabilities measured at amortized cost	(611)	(527)
Currency exchange gains/losses	(102)	78
Total	$ 1,726	$ 1,490